SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Lives for the Current and Comparative Years (Details)	12 Months Ended
Dec. 31, 2025
Cleaning machinery [Member] | Bottom of range [member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Lives for the Current and Comparative Years (Details) [Line Items]
Estimated useful lives	3 years
Cleaning machinery [Member] | Top of range [member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Lives for the Current and Comparative Years (Details) [Line Items]
Estimated useful lives	5 years
Computers hardware [Member] | Bottom of range [member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Lives for the Current and Comparative Years (Details) [Line Items]
Estimated useful lives	1 year
Computers hardware [Member] | Top of range [member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Lives for the Current and Comparative Years (Details) [Line Items]
Estimated useful lives	3 years
Furniture and fittings [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Lives for the Current and Comparative Years (Details) [Line Items]
Estimated useful lives	3 years
Office Renovation [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Lives for the Current and Comparative Years (Details) [Line Items]
Estimated useful lives	3 years
Office equipment [member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Lives for the Current and Comparative Years (Details) [Line Items]
Estimated useful lives	3 years